FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Plan Number	001
EIN	22-1862783
Shares/Par | shares	114,314,325.121
LOANS TO PARTICIPANTS | $	$ 13,215,985.79
(E) Current Value
TOTAL ASSETS HELD FOR INVESTMENT PURPOSES | $	$ 1,217,972,709.75
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	9.50%
EBP, Common and Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	24,765,609.011
(E) Current Value
Investments | $	$ 1,118,619,037.68
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | 1-3 YEAR GOV/CREDIT BK IDX FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	2,624,861.104
(E) Current Value
Investments | $	$ 33,976,202.13
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | BR EQUITY INDEX FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	2,335,351.46
(E) Current Value
Investments | $	$ 341,402,549.79
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | BR LIFEPATH IDX 2030 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	2,497,905.843
(E) Current Value
Investments | $	$ 91,839,255.18
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | BR LIFEPATH IDX 2035 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	2,543,335.317
(E) Current Value
Investments | $	$ 96,140,618.32
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | BR LIFEPATH IDX 2040 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	1,580,364.584
(E) Current Value
Investments | $	$ 70,293,352.4
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | BR LIFEPATH IDX 2045 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	2,137,352.94
(E) Current Value
Investments | $	$ 94,195,708.89
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | BR LIFEPATH IDX 2050 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	2,094,523.897
(E) Current Value
Investments | $	$ 79,214,893.78
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | BR LIFEPATH IDX 2055 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	1,113,406.198
(E) Current Value
Investments | $	$ 55,585,022.99
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | BR LIFEPATH IDX 2060 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	1,076,068.704
(E) Current Value
Investments | $	$ 31,325,974.08
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | BR LIFEPATH IDX 2065 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	173,477.464
(E) Current Value
Investments | $	$ 3,618,583.77
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | BR LIFEPATH IDX RTRMNT FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	2,976,272.789
(E) Current Value
Investments | $	$ 89,264,075.86
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | FIAM CORE PLUS COMMINGLED POOL
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	942,957.116
(E) Current Value
Investments | $	$ 23,036,442.34
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | MID CAP EQUITY INDEX FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	45,666.209
(E) Current Value
Investments | $	$ 7,984,593.71
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | MSCI ACWI EXUS IMI INDEX
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	1,992,698.147
(E) Current Value
Investments | $	$ 47,551,158.07
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUSTS | RUSSELL 2000 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	631,367.239
(E) Current Value
Investments | $	$ 53,190,606.37
Investment, Identifier [Axis]: CORPORATE STOCKS - COMMON
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	237,525
(E) Current Value
Investments | $	$ 10,042,557
Investment, Identifier [Axis]: CORPORATE STOCKS - COMMON | CELANESE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	237,525
(E) Current Value
Investments | $	$ 10,042,557
Investment, Identifier [Axis]: LOANS TO PARTICIPANTS - OTHER
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	13,215,985.79
(E) Current Value
Investments | $	$ 13,215,985.79
Investment, Identifier [Axis]: LOANS TO PARTICIPANTS - OTHER | LOANS TO PARTICIPANTS
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	13,215,985.79
Investment, Identifier [Axis]: SHORT-TERM INVESTMENT FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	76,095,205.32
(E) Current Value
Investments | $	$ 76,095,129.28
Investment, Identifier [Axis]: SHORT-TERM INVESTMENT FUNDS | BGI MONEY MARKET FD FOR EBT
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	76,038,746.75
(E) Current Value
Investments | $	$ 76,038,670.71
Investment, Identifier [Axis]: SHORT-TERM INVESTMENT FUNDS | STATE STREET BANK & TRUST CO
EBP, Schedule of Asset Held for Investment [Line Items]
Shares/Par | shares	56,458.57
EBP, Investment, Interest Rate	1.00%
(E) Current Value
Investments | $	$ 56,458.57